UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22018

Nuveen Diversified Currency Opportunities Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Diversified Currency Opportunities Fund (JGT)
March 31, 2013

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds - 4.9%
	Commercial Banks - 0.5%
$ 3,000	Export Import Bank of Korea	1.250%	11/20/15	Aa3	$ 3,001,848
	Energy Equipment & Services - 0.3%
2,000	Transocean Inc.	4.950%	11/15/15	BBB-	2,163,972
	Metals & Mining - 1.0%
2,000	ArcelorMittal	4.250%	3/01/16	BB+	2,072,884
500	Cliffs Natural Resources Inc.	3.950%	1/15/18	BBB-	502,015
2,000	Evraz Group S.A, 144A	7.400%	4/24/17	BB-	2,125,000
2,000	Xstrata Finance Canada Limited, 144A	5.800%	11/15/16	BBB+	2,277,048
6,500	Total Metals & Mining				6,976,947
	Oil, Gas & Consumable Fuels - 2.5%
1,000	Athabasca Oil Corporation, 144A	7.500%	11/19/17	B	997,687
3,000	Gaz Capital SA, 144A	8.125%	7/31/14	Baa1	3,247,500
3,000	Korea National Oil Corporation, 144A	5.375%	7/30/14	A+	3,166,308
2,000	Petrohawk Energy Corporation	7.250%	8/15/18	A	2,237,890
5,000	Petroleos Mexicanos	4.875%	3/15/15	Baa1	5,350,000
2,000	Rosneft Oil Corporation, 144A	3.149%	3/06/17	Baa1	2,010,000
16,000	Total Oil, Gas & Consumable Fuels				17,009,385
	Wireless Telecommunication Services - 0.6%
4,000	Telefonica Emisiones SAU	3.992%	2/16/16	BBB+	4,169,360
$ 31,500	Total Corporate Bonds (cost $33,297,973)				33,321,512

Principal
Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Sovereign Debt - 47.8%
	Argentina - 0.7%
5,500	Republic of Argentina	7.000%	10/03/15	B-	$ 4,647,500
	Brazil - 4.5%
65,500 BRL	Letra De Tesouro Nacional de Brazil	0.000%	1/01/14	A-	30,590,048
	Canada - 7.9%
11,000 CAD	Canadian Government Bond	2.000%	8/01/13	AAA	10,864,862
16,000 CAD	Province of Ontario Municipal Bond	3.250%	9/08/14	Aa2	16,216,410
10,000 CAD	Province of Ontario Municipal Bond	3.150%	9/08/15	Aa2	10,277,797
16,000 CAD	Quebec Province Municipal Bond	5.500%	12/01/14	Aa2	16,871,625
53,000 CAD	Total Canada				54,230,694
	Chile - 3.3%
10,565,000 CLP	Bonos del Banco Central de Chile en Pesos	6.000%	1/01/15	N/R	22,955,298
	Hungary - 0.2%
1,500	Republic of Hungary, Government Bond	4.125%	2/19/18	Ba1	1,432,500
	Indonesia - 1.3%
8,000	Republic of Indonesia, 144A	7.250%	4/20/15	Baa3	8,860,000
	Ireland - 1.1%
2,000 EUR	Irish Republic Treasury Bond	4.600%	4/18/16	BBB+	2,759,876
3,400 EUR	Irish Republic Treasury Bond	5.500%	10/18/17	BBB+	4,821,793
5,400 EUR	Total Ireland				7,581,669
	Italy - 3.5%
8,000 EUR	Buoni Poliennali del Tesoro, Italian Treasury Bond	2.500%	3/01/15	BBB+	10,323,430
5,000 EUR	Buoni Poliennali del Tesoro, Italian Treasury Bond	3.000%	4/15/15	BBB+	6,501,547
5,000 EUR	Buoni Poliennali del Tesoro, Italian Treasury Bond	4.750%	9/15/16	BBB+	6,786,759
18,000 EUR	Total Italy				23,611,736
	Malaysia - 4.0%
85,000 MYR	Republic of Malaysia	3.197%	10/15/15	A	27,555,427
	Mexico - 7.1%
200,000 MXN	Mexico Bonos de DeSarrollo	7.000%	6/19/14	A-	16,744,269
200,500 MXN	United Mexican States	9.500%	12/18/14	A-	17,663,129
175,000 MXN	United Mexican States	8.000%	12/19/13	A-	14,554,409
575,500 MXN	Total Mexico				48,961,807
	Norway - 1.6%
60,000 NOK	Norwegian Government Bond	5.000%	5/15/15	AAA	11,072,277
	Peru - 2.2%
25,000 PEN	Republic of Peru Treasury Bond	8.600%	8/12/17	BBB+	12,055,018
1,146	Republic of Peru	9.875%	2/06/15	BBB	1,335,090
1,500	Republic of Peru	8.375%	5/03/16	BBB	1,827,000
	Total Peru				15,217,108
	Poland - 0.9%
5,500	Republic of Poland	3.875%	7/16/15	A2	5,832,475
	Russia - 1.2%
8,000	Russian Federation, 144A	3.625%	4/29/15	Baa1	8,352,000
	South Africa - 3.6%
5,500	Republic of South Africa	6.500%	6/02/14	Baa1	5,835,500
160,000 ZAR	Republic of South Africa	8.000%	12/21/18	A-	18,886,170
	Total South Africa				24,721,670
	Spain - 2.4%
10,000 EUR	Spain Government Bonds, Bonos y Obligado Del Esatado	3.300%	10/31/14	BBB	13,030,654
2,800 EUR	Spain Government Bonds, Bonos y Obligado Del Esatado	4.500%	1/31/18	BBB	3,693,653
12,800 EUR	Total Spain				16,724,307
	Turkey - 1.3%
17,250 TRY	Republic of Turkey, Government Bond	0.000%	4/09/14	N/R	8,947,252
	Ukraine - 1.0%
6,500	Republic of Ukraine, 144A	6.875%	9/23/15	B	6,481,150
	Total Sovereign Debt (cost $328,047,522)				327,774,918

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Asset-Backed and Mortgage-Backed Securities - 2.4%
$ 2,800	Bayview Opportunity Master Fund Trust, 2013-8NPL	3.228%	3/28/33	N/R	$ 2,800,000
3,855	Countrywide Asset Backed Certificates, Series 2007-4 A2	5.530%	4/25/47	Caa1	3,657,439
6,000	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2007-GG10	5.787%	8/10/45	A1	6,865,620
3,506	Stanwich Mortgage Loan Trust, Series 2012-NPL5	2.981%	10/18/42	N/R	3,511,307
$ 16,161	Total Asset-Backed and Mortgage-Backed Securities (cost $16,924,466)				16,834,366

Principal
Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Short-Term Investments - 44.4%
	Sovereign Debt - 23.5%
	Brazil - 8.2%
62,000 BRL	Letra De Tesouro Nacional de Brazil	0.000%	7/01/13	A-	$ 30,146,283
55,000 BRL	Letra De Tesouro Nacional de Brazil	0.000%	10/01/13	A-	26,220,228
117,000 BRL	Total Brazil				56,366,511
	Canada - 1.5%
10,000 CAD	Quebec Province	5.250%	10/01/13	Aa2	10,045,283
	Norway - 2.5%
100,000 NOK	Norwegian Government Bond	6.500%	5/15/13	N/R	17,204,023
	Mexico - 4.3%
185,000 MXN	Mexican Treasury Bills	0.000%	4/04/13	N/R	14,966,465
178,500 MXN	Mexican Treasury Bills	0.000%	11/14/13	N/R	14,085,248
363,500 MXN	Total Mexico				29,051,713
	Philippines - 0.5%
3,000	Republic of the Philippines	8.250%	1/15/14	BBB-	3,159,000
	South Africa - 0.7%
47,000 ZAR	Republic of South Africa	7.500%	1/15/14	A-	5,195,132
	South Korea - 2.3%
17,000,000 KRW	Korea Monetary Stability Bond	2.780%	11/09/13	N/R	15,354,294
	Turkey - 3.5%
31,850 TRY	Republic of Turkey, Government Bond	0.000%	5/15/13	N/R	17,465,658
12,500 TRY	Republic of Turkey, Government Bond	0.000%	7/17/13	BBB	6,784,944
44,350 TRY	Total Turkey				24,250,602
	Total Sovereign Debt				160,626,558
	U.S. Government and Agency Obligations - 18.0%
$ 11,500	Federal Home Loan Bank Bonds	0.230%	4/29/13	Aaa	$ 11,500,954
36,975	Federal Home Loan Bank Bonds	0.230%	5/17/13	Aaa	36,979,918
35,000	Federal Home Loan Mortgage Corporation, Notes, (4)	0.000%	6/19/13	Aaa	34,996,150
40,000	Federal Home Loan Mortgage Corporation, Notes	0.000%	6/21/13	Aaa	39,995,520
123,475	Total U.S. Government and Agency Obligations				123,472,542
	Repurchase Agreements- 2.9%
$ 19,983	Repurchase Agreement with State Street Bank, dated 3/28/13, repurchase price $19,983,048, collateralized by $19,750,000 U.S. Treasury Notes, 1.375%, due 11/30/15, value $20,384,252	0.010%	4/01/13	N/A	19,983,026
	Total Short-Term Investments (cost $303,845,932)				304,082,126
	Total Investments (cost $682,115,893) - 99.5%				682,012,922
	Other Assets Less Liabilities - 0.5% (5)				3,520,172
	Net Assets - 100%				$ 685,533,094

Investments in Derivatives as of March 31, 2013

Forward Foreign Currency Exchange Contracts outstanding:

						Unrealized
		Amount	In Exchange For	Amount	Settlement	Appreciation
Counterparty	Currency Contracts to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(Depreciation) (5)
Bank of America	U.S. Dollar	3,888,939	Australian Dollar	3,800,000	4/15/13	$ 63,886
Barclays	Chilean Peso	9,500,000,000	U.S. Dollar	19,985,274	4/04/13	(157,236)
Barclays	Chilean Peso	9,500,000,000	U.S. Dollar	19,993,686	5/06/13	(55,222)
Barclays	U.S. Dollar	20,093,063	Chilean Peso	9,500,000,000	4/04/13	49,447
Barclays	U.S. Dollar	11,780,449	Malaysian Ringgit	36,766,780	4/18/13	100,576
Barclays	U.S. Dollar	35,059,331	South Korean Won	39,000,000,000	4/18/13	(55,801)
Barclays	U.S. Dollar	20,593,974	South African Rand	190,000,000	5/13/13	(42,693)
Barclays	U.S. Dollar	29,052,332	Polish Zloty	93,000,000	5/14/13	(588,338)
BNP Paribas	U.S. Dollar	107,484,106	Indian Rupee	5,782,000,000	4/08/13	(1,280,313)
BNP Paribas	U.S. Dollar	20,705,900	New Zealand Dollar	25,000,000	4/15/13	194,871
Citibank N.A.	Canadian Dollar	5,000,000	U.S. Dollar	4,914,198	4/30/13	(4,746)
Citibank N.A.	Euro	31,110,000	U.S. Dollar	40,533,872	6/28/13	630,607
Citibank N.A.	U.S. Dollar	40,572,029	South Korean Won	44,400,000,000	4/15/13	(711,302)
Citibank N.A.	U.S. Dollar	16,714,755	Canadian Dollar	16,800,000	4/30/13	(187,103)
Citibank N.A.	U.S. Dollar	95,716,378	Australian Dollar	94,050,000	5/15/13	1,896,089
Credit Suisse	Norwegian Krone	203,196,000	U.S. Dollar	34,675,085	4/05/13	(111,543)
Credit Suisse	Turkish Lira	81,000,000	U.S. Dollar	44,726,670	5/13/13	186,463
Credit Suisse	U.S. Dollar	36,840,903	Norwegian Krone	203,196,000	4/05/13	(2,054,275)
Credit Suisse	U.S. Dollar	34,595,386	Norwegian Krone	203,196,000	6/05/13	108,402
Deutsche Bank AG	Pound Sterling	31,000,000	U.S. Dollar	46,230,300	4/08/13	(871,349)
Deutsche Bank AG	U.S. Dollar	46,550,840	Pound Sterling	31,000,000	4/08/13	550,809
Deutsche Bank AG	U.S. Dollar	18,767,051	South Korean Won	20,500,000,000	4/30/13	(387,225)
Deutsche Bank AG	U.S. Dollar	46,144,860	Canadian Dollar	47,400,000	5/13/13	473,061
HSBC	U.S. Dollar	21,085,635	South Korean Won	23,000,000,000	5/13/13	(479,749)
JPMorgan	Indian Rupee	5,782,000,000	U.S. Dollar	106,091,743	4/08/13	(112,050)
JPMorgan	South Korean Won	25,000,000,000	U.S. Dollar	22,436,617	4/04/13	(29,303)
JPMorgan	South Korean Won	11,000,000,000	U.S. Dollar	9,869,897	4/04/13	(15,108)
JPMorgan	U.S. Dollar	32,801,822	South Korean Won	36,000,000,000	4/04/13	(450,899)
JPMorgan	U.S. Dollar	42,040,750	New Zealand Dollar	50,000,000	4/30/13	(280,932)
JPMorgan	U.S. Dollar	27,174,762	Polish Zloty	87,000,000	5/14/13	(547,155)
JPMorgan	U.S. Dollar	9,836,359	South Korean Won	11,000,000,000	6/07/13	6,039
JPMorgan	U.S. Dollar	104,812,834	Indian Rupee	5,782,000,000	6/10/13	(225,927)
Morgan Stanley	Brazilian Real	39,000,000	U.S. Dollar	19,925,407	4/02/13	625,643
Morgan Stanley	Brazilian Real	42,000,000	U.S. Dollar	20,859,200	4/02/13	74,838
Morgan Stanley	Euro	14,504,896	U.S. Dollar	18,617,034	4/08/13	23,317
Morgan Stanley	U.S. Dollar	19,656,267	Brazilian Real	39,000,000	4/02/13	(356,502)
Morgan Stanley	U.S. Dollar	21,255,061	Brazilian Real	42,000,000	4/02/13	(470,698)
Morgan Stanley	U.S. Dollar	18,889,958	Euro	14,504,896	4/08/13	(296,241)
Morgan Stanley	U.S. Dollar	20,786,934	Brazilian Real	42,000,000	5/03/13	(74,992)
Morgan Stanley	U.S. Dollar	71,876,619	Mexican Peso	901,685,000	5/31/13	717,466
Morgan Stanley	U.S. Dollar	6,963,450	Mexican Peso	86,782,000	5/31/13	23,313
Morgan Stanley	U.S. Dollar	18,625,157	Euro	14,504,896	6/05/13	(23,777)
Nomura International	U.S. Dollar	39,058,686	Canadian Dollar	40,000,000	5/31/13	265,299
RBC	U.S. Dollar	32,545,188	Canadian Dollar	32,140,000	4/09/13	(912,056)
RBC	U.S. Dollar	9,461,588	Turkish Lira	17,054,040	4/09/13	(44,968)
Standard Chartered Bank	U.S. Dollar	17,977,177	Yuan Renminbi	115,000,000	4/18/13	427,908
Standard Chartered Bank	Yuan Renminbi	115,000,000	U.S. Dollar	18,281,536	4/18/13	(123,549)
						$ (4,533,018)

Futures Contracts outstanding:

				Notional	Notional
				Amount	Amount	Unrealized
	Contract	Number of	Contract	at Value	at Value	Appreciation
Type	Position	Contracts	Expiration	(Local Currency)	(Base Currency)*	(Depreciation)
3-Month Euro Future	Long	82	12/13	20,432,350 EUR	$ 26,191,224	$ (6,895)
5-Year U.S. Treasury Note	Short	(259)	6/13	(32,130,164) USD	(32,130,164)	(83,155)
					$ (5,938,940)	$ (90,050)

* Total Notional Value of Long and Short positions were $26,191,224 and $(32,130,164), respectively.

Call Options Purchased outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (6)	Date	Price	Value (5)
70,000	Credit Suisse South Korean Won Currency Option	$ 7,175,000,000	7/11/13	$ 1,025.0000	$ 10,920
62,000	JPMorgan South African Rand Currency Option	54,498,000	4/25/13	8.7900	65,410
132,000	Total Call Options Purchased (premiums paid $911,150)	$ 7,229,498,000			$ 76,330

Put Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (6)	Date	Price	Value (5)
(62,000)	JPMorgan South African Rand Currency Option	$ (60,527,500)	4/25/13	$ 9.7625	$ (103,106)
(62,000)	Total Put Options Written (premiums received $612,250)	$ (60,527,500)			$ (103,106)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ –	$ 33,321,512	$ –	$ 33,321,512
Sovereign Debt	–	327,774,918	–	327,774,918
Asset-Backed and Mortgage-Backed Securities	–	16,834,366	–	16,834,366
Short-Term Investments:
Sovereign Debt	–	160,626,558	–	160,626,558
U.S. Government and Agency Obligations	–	123,472,542	–	123,472,542
Repurchase Agreements	–	19,983,026	–	19,983,026
Derivatives:
Forward Foreign Currency Exchange Contracts*	–	(4,533,018)	–	(4,533,018)
Futures Contracts*	(90,050)	–	–	(90,050)
Call Options Purchased	76,330	–	–	76,330
Put Options Written	(103,106)	–	–	(103,106)
Total	$ (116,826)	$ 677,479,904	$ –	$ 677,363,078
*Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments (excluding investments in derivatives) was $685,967,018.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation			$ 4,996,204
Depreciation			(8,950,300)
Net unrealized appreciation (depreciation) of investments			$ (3,954,096)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(5)

Other Assets Less Liabilities includes the Value and/or Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
N/A	Not applicable.
N/R	Not rated.
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.                      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Diversified Currency Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2013